Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41676
Entity Registrant Name	Himalaya Shipping Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	S. E. Pearman Building
Entity Address, Address Line Two	2nd floor
Entity Address, Address Line Three	9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Title of 12(b) Security	Common shares, par value $1.00 per share
Trading Symbol	HSHP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding (in shares)	46,650,000
Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001959455
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mi Hong Yoon
Entity Address, Address Line One	S.E. Pearman Building
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	9 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	+1 (441)
Local Phone Number	542-4577